SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Estimated Useful Lives of Property and Equipment

Digital display network equipment	5 years
Gas station display network equipment	5 years
Wi-Fi	5 years
Furniture and fixture	5 years
Computer and office equipment	3‑5 years
Vehicle	5 years
Software	5 years
Buildings	40 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Schedule of Revenues by Service Categories

Revenue by service categories

	For the years ended December 31,
	2017	2018	2019
Revenues from operations:

Air Travel Media Network	$18,702	$22,212	$25,954
Gas Station Media Network	4,093	413	—
Other Media	1,533	2,151	271
	$24,328	$24,776	$26,225